Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Apr. 18, 2023 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Ordinary shares issued | shares	2,258,888
Purchase price per share | $ / shares	$ 3.1
Aggregate gross proceeds | $	$ 7